Finance Income and Finance Expense (Tables)	6 Months Ended
Jun. 30, 2025
Finance Income and Finance Expense [Abstract]
Schedule of Finance Income and Finance Expense
	SIX MONTHS ENDED
	JUNE 30, 2025	JUNE 30, 2024
Net foreign exchange loss	-	(179,508)
Interest expense (incl. bank charges)	(37,315)	(6,492)
Total finance expense (incl. bank charges)	(37,315)	(186,000)
Gain on modification of financial instruments	14,917	-
Net foreign exchange gain	1,647,303	-
Interest income	-	513
Total finance income	1,662,220	513
Finance income/(expense), net	1,624,905	(185,487)